CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item customer	Dec. 31, 2024 CNY (¥) item customer	Dec. 31, 2023 customer item	Dec. 31, 2025 USD ($) item customer	Dec. 31, 2024 USD ($) item customer
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5	5	5	5
Bandwidth and Cabinet Resources | Supplier Concentration Risk | Largest five suppliers
CONCENTRATION OF RISKS
Concentration of risk, percentage	46.00%	45.00%	42.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Major customer
CONCENTRATION OF RISKS
Number of customer generated more than 10% of Company's revenue | customer	2	1	1	2	1
Bandwidth and Cabinet Resources | Customer Concentration Risk | Major customer | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	10.00%	10.00%	10.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Major customer | Minimum
CONCENTRATION OF RISKS
Concentration of risk, percentage	20.00%	20.00%	20.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | ¥	¥ 5,176,853	¥ 1,974,919
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	¥ 1,404,030	¥ 106,154		$ 200,774	$ 14,543